RAINIER
                              INVESTMENT MANAGEMENT
                                  MUTUAL FUNDS


                               SEMI-ANNUAL REPORT
                     INCLUDES UNAUDITED FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2000


                         Small/Mid Cap Equity Portfolio
                             Core Equity Portfolio
                            Growth Equity Portfolio
                               Balanced Portfolio
                      Intermediate Fixed Income Portfolio

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ......................................................  3

COMMENTS FROM INVESTMENT ADVISOR ............................................  4

PORTFOLIO INVESTMENT RETURNS
  Small/Mid Cap Equity Portfolio ............................................  5
  Core Equity Portfolio .....................................................  6
  Growth Equity Portfolio ...................................................  7
  Balanced Portfolio ........................................................  8
  Intermediate Fixed Income Portfolio .......................................  9

SCHEDULES OF INVESTMENTS
  Small/Mid Cap Equity Portfolio ............................................ 10
  Core Equity Portfolio ..................................................... 13
  Growth Equity Portfolio ................................................... 16
  Balanced Portfolio ........................................................ 18
  Intermediate Fixed Income Portfolio ....................................... 22

STATEMENTS OF ASSETS AND LIABILITIES ........................................ 24

STATEMENTS OF OPERATIONS .................................................... 25

STATEMENTS OF CHANGES IN NET ASSETS ......................................... 26

FINANCIAL HIGHLIGHTS ........................................................ 29

NOTES TO FINANCIAL STATEMENTS ............................................... 34

INDEX DESCRIPTIONS .......................................................... 36

DIRECTORY OF FUNDS' SERVICE PROVIDERS ....................................... 39

                                     RAINIER
                              INVESTMENT MANAGEMENT
                                  MUTUAL FUNDS

                          601 Union Street, Suite 2801
                            Seattle, Washington 98101
                                 (800) 248-6314
                              www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, visit our web site or call the number above to receive a free prospectus. Read it carefully before you invest or send money. (The prospectus for the Growth Equity Portfolio will be available January 2, 2001.)

                             LETTER TO SHAREHOLDERS

     Dear Shareholders,

     As Chairman of Rainier Investment Management Mutual Funds and a fellow shareholder in the Funds, I'd like to express our appreciation for your valued investment in one of the five Portfolios covered in this report. This report, known as the "Semi-Annual Report," contains unaudited financial statements for the period ending September 30, 2000. The last audited Annual Report was produced as of March 31, 2000, our fiscal year end.

     As you review this Report, you will find commentary describing the equity and fixed-income capital markets for the six months ending September 30, 2000. Also, you will see commentaries for each of the five Portfolios, followed by investment total returns. Finally, this Report contains financial statements detailing the expenses and holdings of the Portfolios.

     We are pleased to announce that the new Growth Equity Portfolio was launched in June with funding by the principals of Rainier Investment Management. This new fund and its Prospectus will be available to all investors beginning January 2, 2001. The goal of this Portfolio is to provide our investors with the opportunity to invest in some of the fastest growing companies in America. The benchmark is the Russell 1000(R) Growth Index, and therefore the Portfolio is more aggressive and somewhat less diversified, than our other two equity Portfolios.

     Investment performance relative to appropriate benchmarks has been good for the last six months, although on an absolute basis the Portfolios with stock positions have generated little in returns. The Core Equity lost 2.6% for the period, but is up a remarkable 26.2% for the last 12 months, nearly 13 percentage points ahead of the S&P 500 Stock Index. The Small/Mid Cap Equity Portfolio did manage a 3.3% gain for the six months. The best overall performer was the Intermediate Fixed Income Portfolio with a 4.5% return, well ahead of most stock indices, which were in negative territory. After five consecutive calendar years of returns in excess of 20%, we are not surprised by the revaluation in the equity markets.

     We should mention that each Fund has a new logo associated with it. While developing the logo for the Growth Equity Portfolio, we decided to redesign the graphics for all the Portfolios. Each of the new fund logos are stylized renderings of images that we see every day here in the Pacific Northwest. We hope you will like them.

     Thank you for your investment in the Rainier Investment Management Mutual Funds. If we can improve our service to you, please feel free to contact us.

                             Sincerely,

                             /s/ J. Glenn Haber

                             J. Glenn Haber
                             Chairman
                             Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

     ABOUT THE ADVISOR: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R) (RIM) located in Seattle, Washington. RIM is one of America's leading investment advisory firms, managing $5.9 billion of discretionary assets for primarily institutional clients.

                                 EQUITY COMMENTS

     The six-month period ending September 30, 2000 was particularly challenging for U.S. equity investors. Relatively small changes in most equity benchmarks disguised significant turmoil and cross-currents beneath the surface. The Internet "bubble" burst. Large-cap technology stocks faltered as market leaders. Comparatively dull stocks emerged as performance stars, and "merger mania" continued unabated. Rising energy costs and unrest in the Middle East reignited concerns about the potential impact of higher oil and gas prices. Finally, U.S. investors pondered the investment implications of a Bush or Gore Presidency. The net impact of these events was high stock price volatility and a significant shift in market leadership.

     What was the cause of the shift in investor sentiment? First, the market became more conscientious about the way stocks are priced or valued. This brought valuations of many growth stocks, especially large-capitalization technology shares, more in line with valuations appropriate for their growth prospects. Second, while small-capitalization stocks generally lagged, the market was more willing to acknowledge the excellent fundamental prospects in many mid-capitalization stocks. Third, stable to downward trends in interest rates buoyed many defensive and interest-sensitive stocks, contributing to outstanding performance by financial, health care, utility and energy stocks.

     We are pleased to report that all of our equity funds--including our newest, the Growth Equity Portfolio--exceeded their primary benchmarks during the last six months. We will continue to emphasize strong companies with good prospects for exceeding expectations, together with a focus on quality and valuation.

     James R. Margard, CFA;  David A. Veterane, CFA;
     Peter M. Musser, CFA;   Mark H. Dawson, CFA

                              FIXED INCOME COMMENTS

     Interest rates exhibited a roller coaster movement during the six months ending September 30, 2000, highlighted by increased volatility and a reconfiguration of the yield curve. Short-term rates rose in response to a one-half percent hike in the Federal Funds Rate in May to 6 1/2%. Mid-duration interest rates fell the most dramatically. After rising nearly half of one percent to a calendar-year high, intermediate treasuries fell three-quarters of one percent as the period ended. Anticipation was strong that the rate hike would slow the economy sooner and advantage mid-maturity securities. Long-term interest rates remained relatively unchanged after declining earlier in the year. The U.S. Treasury announced details of a securities buyback program to reduce outstanding public debt and the long-term bond reacted to a perceived future scarcity value. Overall the curve remains inverted, with shorter maturities yielding more than long maturities, but less steep than six months ago.

     Liquidity continues to be an important consideration for performance in the fixed-income markets. Investors have been willing to pay more for corporate bonds if the overall size of the issue is over one billion and the quality rating "A" or higher. The ability to sell into huge corporate bond supply was made easier by the generous yields received over the Treasury benchmark. Inflation has remained tame despite a historically tight labor market and rising oil prices. Incremental returns of 4-5% were achieved over the "risk-free" U.S. Treasury rate.

     Looking ahead past the upcoming election and at the slowing of near-term economic growth, interest rate levels should provide for stable fixed-income returns as we enter the coming year.

Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                         Small/Mid Cap Equity Portfolio

     OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to PROVIDE INVESTORS WITH MAXIMUM LONG-TERM CAPITAL APPRECIATION. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

     COMMENTARY: The Small/Mid Cap Equity Portfolio recorded excellent results during the six months ending September 30, 2000, rising 3.3% compared with a negative 1.7% return for the Russell 2500(TM) Index. Among financial stocks, the best performers were SEI Investments, a provider of investment and accounting products, credit-card issuer Capital One, and brokerage firms Donaldson Lufkin Jenrette and Lehman Brothers. Electric and gas utilities were also strong performers, led by the largest holding PECO Energy, and Constellation Energy. In the health-care sector, orthopedic implant manufacturer Biomet, emerging biotech leader Med-Immune and ophthalmology specialist Allergan notched notable gains. On the negative side of the ledger were technology stocks, which, despite strength in selected issues such as Rational Software and WatchGuard Technologies, endured a harsh six months. We anticipate making only minor stock-specific changes in the Portfolio in the coming months. Sector weightings will remain relatively close to the Russell 2500 Index.

COMPARISON OF CHANGE IN VALUE OF $10,000

                       Small/Mid           Russell             Consumer
                      Cap Equity           2500(TM)              Price
                       Portfolio            Index                Index
                       ---------            -----                -----
      5/10/94            10,000             10,000               10,000
      3/31/95            11,938             10,999               10,272
      3/31/96            16,520             14,279               10,563
      3/31/97            18,197             15,519               10,855
      3/31/98            28,138             22,015               11,004
      3/31/99            23,303             19,095               11,194
      3/31/00            33,879             27,392               11,608
      9/30/00            35,008             26,928               11,784

TOTAL RETURNS                                                                       Inception
for Periods Ending September 30, 2000    6 Months   1 Year   3 Years*   5 Years*   to 9/30/00*
-------------------------------------    --------   ------   --------   --------   -----------
Small/Mid Cap Equity Portfolio              3.3%     41.4%     11.7%      19.3%       21.6%
Russell 2500(TM) Index                     (1.7)     29.5       9.7       15.5        16.7
Russell 2000(R) Index                      (2.7)     23.4       6.0       12.4        14.1
Consumer Price Index                        1.5       3.5       2.5        2.5         2.6

* Annualized returns. Inception date 5/10/94.

See page 36 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Small-company investing may involve greater risks and volatility, and the value of small-company stocks may be adversely affected by less-liquid markets.

                              Core Equity Portfolio

     OBJECTIVE: The Core Equity Portfolio seeks to MAXIMIZE LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

     COMMENTARY: The Core Equity Portfolio declined 2.6% during the six months ending September 30, compared to a 3.6% fall in the S&P 500 Stock Index. Health care, financial and utility stocks were the strongest groups. Allergan and Teva Pharmaceutical, two innovative drug companies, recorded outstanding results. Global financial giants Citigroup and American International Group posted excellent returns, as did credit-card specialist MBNA. International utility operator AES Corp., Maryland-based Constellation Energy, and East Coast-focused Duke Energy were significant holdings and have been strong performance contributors. General Electric, the largest holding, added further to gains. Revenue warnings from Intel, mobile-handset manufacturers and other technology leaders sent shock waves through the market, heightening investor worries about the near-term prospects for personal computer and mobile-handset sales. Still, some companies such as Sun Microsystems and EMC managed to maintain extraordinarily high growth rates, and surged to new highs. In keeping with our practices, sector weightings are reasonably close to the S&P 500 Index.

COMPARISON OF CHANGE IN VALUE OF $10,000

                    Core Equity          Standard & Poor's          Consumer
                     Portfolio           500 Stock Index           Price Index
                     ---------           ---------------           -----------
      5/10/94         10,000                 10,000                  10,000
      3/31/95         11,787                 11,495                  10,272
      3/31/96         16,341                 15,190                  10,563
      3/31/97         19,263                 18,186                  10,855
      3/31/98         28,826                 26,915                  11,004
      3/31/99         31,318                 31,881                  11,194
      3/31/00         41,358                 37,602                  11,608
      9/30/00         40,270                 36,248                  11,784

TOTAL RETURNS                                                                       Inception
for Periods Ending September 30, 2000    6 Months   1 Year   3 Years*   5 Years*   to 9/30/00*
-------------------------------------    --------   ------   --------   --------   -----------
Core Equity Portfolio                      (2.6)%    26.2%      17.3%     22.8%       24.3%
Standard & Poor's 500 Stock Index          (3.6)     13.3       16.4      21.7        22.3
Russell 1000(R) Index                      (2.7)     17.8       17.1      21.8        22.4
Consumer Price Index                        1.5       3.5        2.5       2.5         2.6

* Annualized returns. Inception date 5/10/94.

See page 36 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             Growth Equity Portfolio

     OBJECTIVE: The Growth Equity Portfolio seeks to MAXIMIZE LONG-TERM CAPITAL APPRECIATION. The Portfolio invests primarily in the common stock of U.S. growth companies.

     COMMENTARY: The Growth Equity Portfolio was launched on June 15, 2000 (available to all investors on January 2, 2001) with the intent of investing primarily in large-cap growth companies with over $5 billion in market capitalization. Although the investment climate for growth stocks during the first few months has been harsh, we are pleased with the progress of the Portfolio compared to its primary benchmark, the Russell 1000(R) Growth Index. While the Growth Equity Portfolio shares the same "bottom-up" stock-picking approach as the Small/Mid Cap and Core Equity Portfolios, it will place a comparatively greater emphasis on revenue growth and the competitive position of each company within each industry, and less of an emphasis on the "price of growth." This difference means that the Portfolio will carry greater risk than our other portfolios. It may invest in companies with limited public histories, and in some cases companies that have not yet reached profitability. Balancing our efforts to identify early the "blue-chips of tomorrow" will be significant investments in financially successful growth companies, some of which are also held in our Core Equity Portfolio.

COMPARISON OF CHANGE IN VALUE OF $10,000

                         Growth Equity           Russell 1000(R)
                           Portfolio              Growth Index
                           ---------              ------------
           6/15/00           10,000                  10,000
           9/30/00           10,604                   9,541

TOTAL RETURNS                                                                       Inception
for Periods Ending September 30, 2000    6 Months   1 Year   3 Years*   5 Years*   to 9/30/00*
-------------------------------------    --------   ------   --------   --------   -----------
Growth Equity Portfolio                     --        --        --          --         6.0%
Russell 1000(R) Growth Index                --        --        --          --        (4.6)
Standard & Poor's 500 Stock Index           --        --        --          --        (3.5)
Consumer Price Index                        --        --        --          --         1.0

** Annualized returns. Inception date 6/15/00.

See page 36 for index descriptions. Performance shown is for a very limited period. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting the Portfolio's expenses, which enhances return.

                               Balanced Portfolio

     OBJECTIVE: The Balanced Portfolio seeks to PROVIDE INVESTORS WITH A BALANCE OF LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

     COMMENTARY: Bolstered by its holdings in fixed-income securities, the Balanced Portfolio was able to preserve principal in an equity market environment punctuated with losses. The stock component was negative, but outperformed the S&P 500 Stock Index by approximately 1%, with gains in health-care and other defensive sectors being offset by declines in technology, telecommunications and cyclical issues. Among the winners were Boeing, which benefited from improvement in aircraft orders, and General Electric, which also has meaningful exposure to the aerospace business. Health care proved to be a haven; leaders in this group included Baxter International and Pharmacia & Upjohn. Financial stocks were among the best performers in the Portfolio, including insurance company Cigna and Federal Home Loan Mortgage. In the fixed-income portion of the Portfolio, our emphasis on intermediate maturity securities and healthy allocation to U.S. Treasuries helped offset equity losses. We do not anticipate a significant shift away from our targeted asset mix of 60-65% in stocks and 35-40% in fixed income.

COMPARISON OF CHANGE IN VALUE OF $10,000

                          Balanced         Balanced           Consumer
                          Portfolio         Index           Price Index
                          ---------         -----           -----------
         5/10/94           10,000           10,000            10,000
         3/31/95           11,223           11,034            10,272
         3/31/96           14,094           13,241            10,563
         3/31/97           15,762           15,044            10,855
         3/31/98           21,209           18,896            11,004
         3/31/99           22,741           21,346            11,194
         3/31/00           27,196           23,558            11,608
         9/30/00           27,186           23,645            11,784

TOTAL RETURNS                                                                               Inception
for Periods Ending September 30, 2000               6 Months  1 Year  3 Years*   5 Years*   to 9/30/00*
-------------------------------------               --------  ------  --------   --------   -----------
Balanced Portfolio                                     0.0%    18.0%    12.8%      16.0%       16.9%
Balanced Index                                         0.4     10.0     11.3       13.9        14.4
Standard & Poor's 500 Stock Index                     (3.6)    13.3     16.4       21.7        22.3
Lehman Brothers Govt./Corp. Intermediate Bond Index    4.6      6.2      5.7        6.1         6.8
Consumer Price Index                                   1.5      3.5      2.5        2.5         2.6

* Annualized returns. Inception date 5/10/94.

See page 36 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting the Portfolio's expenses, which enhances return.

                       Intermediate Fixed Income Portfolio

     OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to PROVIDE INVESTORS WITH CURRENT INCOME. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

     COMMENTARY: The Intermediate Fixed Income Portfolio performed in line with the market indices for the six-month period ending September 30, 2000. The Federal Reserve raised the overnight lending rate on May 16 by half of one percent to 6 1/2% and has held steady with a "tightening" directive going forward as inflation concerns have begun to surface. Anticipation of a deceleration in the U.S. domestic economy and a skittish equity market provided a performance boost to bonds. Intermediate-duration assets did particularly well, producing the greatest overall net drop in rates for the time period. The Portfolio benefited from a strong allocation to U.S. Treasury issues as investors continue to place a high premium upon liquidity. Higher quality corporate bonds within the finance sector provided incremental returns due to generous yield spreads to inflation. The Portfolio held a minimal cash position. Looking ahead, we anticipate near-term market volatility as the election takes place and the results are analyzed. Our current strategy in the Intermediate Fixed Income Portfolio is to remain market neutral with a continued commitment to high quality liquid investments.

COMPARISON OF CHANGE IN VALUE OF $10,000

                                               Lehman
                    Intermediate        Government/Corporate       Consumer
                    Fixed Income            Intermediate             Price
                     Portfolio               Bond Index              Index
                     ---------               ----------              -----
      5/10/94          10,000                  10,000               10,000
      3/31/95          10,492                  10,607               10,272
      3/31/96          11,421                  11,622               10,563
      3/31/97          11,803                  12,180               10,855
      3/31/98          12,880                  13,358               11,004
      3/31/99          13,716                  14,138               11,194
      3/31/00          13,977                  14,411               11,608
      9/30/00          14,609                  15,076               11,784

TOTAL RETURNS                                                                                Inception
for Periods Ending September 30, 2000               6 Months  1 Year  3 Years*   5 Years*   to 9/30/00*
-------------------------------------               --------  ------  --------   --------   -----------
Intermediate Fixed Income Portfolio                   4.5%     6.0%     5.5%       5.6%         6.1%
Lehman Brothers Govt./Corp. Intermediate Bond Index   4.6      6.2      5.7        6.1          6.8
91-Day Treasury Bill Index                            2.9      5.6      5.2        5.2          5.2
Consumer Price Index                                  1.5      3.5      2.5        2.5          2.6

* Annualized returns. Inception date 5/10/94.

See page 36 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting the Portfolio's expenses, which enhances return.

                             SCHEDULE OF INVESTMENTS

                         SMALL/MID CAP EQUITY PORTFOLIO

September 30, 2000 (unaudited)

COMMON STOCKS (99.3%)                                    Shares         Value
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION (1.8%)
Alaska Air Group, Inc.                                   84,900       $2,037,600
Southwest Airlines Co.                                  111,400        2,701,450
                                                                      ----------
  Total Air Transportation                                             4,739,050
                                                                      ----------
TRUCKERS (0.8%)
US Freightways Corp.                                    172,950        3,923,803
                                                                      ----------
TOTAL AUTOS AND TRANSPORTATION                                         8,662,853
                                                                      ----------
CONSUMER DISCRETIONARY (12.5%)

ADVERTISING AGENCIES (0.9%)
Interpublic Group of Companies, Inc.                    131,100        4,465,594
                                                                      ----------
CONSUMER ELECTRONICS (0.6%)
Infospace, Inc.                                          89,525        2,708,131
                                                                      ----------
HOUSEHOLD FURNISHINGS (1.0%)
Mohawk Industries, Inc.                                 216,297        4,717,978
                                                                      ----------
JEWELRY, WATCHES AND GEMSTONES (0.6%)
Tiffany & Co.                                            74,350        2,867,122
                                                                      ----------
PUBLISHING/MISCELLANEOUS (1.4%)
McGraw-Hill Companies, Inc.                             106,900        6,794,831
                                                                      ----------
RADIO AND TV BROADCASTERS (0.6%)
Citadel Communications Corp.                             81,300        1,382,100
                                                                      ----------
USA Networks, Inc.                                       63,900        1,401,806
                                                                      ----------
  Total Radio and TV Broadcasters                                      2,783,906
                                                                      ----------
RENTAL AND LEASING SERVICES (0.6%)
Dollar Thrifty Automotive Group, Inc.                   144,725        2,858,319
                                                                      ----------
RESTAURANTS (1.4%)
Brinker International, Inc.                             138,500        4,172,313
Jack In The Box, Inc.                                   111,200        2,383,850
                                                                      ----------
  Total Restaurants                                                    6,556,163
                                                                      ----------
RETAIL (4.3%)
Family Dollar Stores, Inc.                              241,000       $4,639,250
Fastenal Co.                                             83,950        4,837,619
The Men's Wearhouse, Inc.                               157,525        4,459,927
Williams-Sonoma, Inc.                                    80,525        2,798,244
Zale Corp.                                              102,500        3,324,844
                                                                      ----------
  Total Retail                                                        20,059,884
                                                                      ----------
TEXTILES/APPAREL MANUFACTURERS (0.9%)
VF Corp.                                                178,725        4,412,273
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                          58,224,201
                                                                      ----------
CONSUMER STAPLES(4.2%)

BEVERAGES (1.7%)
Canandaigua Brands, Inc. Cl. A                           64,050        3,478,716
Coors (Adolph)                                           69,200        4,372,575
                                                                      ----------
  Total Beverages                                                      7,851,291
                                                                      ----------
FOODS (2.5%)
Keebler Foods Co.                                        72,475        3,043,950
McCormick and Co., Inc.                                 143,575        4,271,356
Suiza Foods Corp.                                        92,100        4,668,319
                                                                      ----------
  Total Foods                                                         11,983,625
                                                                      ----------
TOTAL CONSUMER STAPLES                                                19,834,916
                                                                      ----------
FINANCIAL SERVICES (18.7%)

BANKS/OUTSIDE NEW YORK CITY (2.7%)
City National Corp.                                      96,850        3,740,831
Compass Bancshares, Inc.                                264,000        5,148,000
Silicon Valley Bancshares                                31,925        1,859,132
Zions Bancorporation                                     34,925        1,786,086
                                                                      ----------
  Total Banks/Outside New York City                                   12,534,049
                                                                      ----------
FINANCE COMPANIES (1.8%)
Capital One Financial Corp.                             119,825        8,395,239
                                                                      ----------
FINANCIAL/MISCELLANEOUS (1.7%)
Nationwide Financial Services, Inc.                     214,150        8,003,856
                                                                      ----------
INSURANCE (3.2%)
ACE Ltd.                                                130,150        5,108,388

See Accompanying Notes to Financial Statements.

Everest Re Group Ltd.                                      80,300    $ 3,974,850
Lincoln National Corp.                                    107,225      5,160,203
PMI Group, Inc.                                            11,900        806,225
                                                                     -----------
  Total Insurance                                                     15,049,666
                                                                     -----------
INVESTMENT MANAGEMENT COMPANIES (4.3%)
Affiliated Managers Group                                  86,050      4,899,472
SEI Investments Co.                                       130,425      9,227,569
Stilwell Financial, Inc.                                  136,100      5,920,350
                                                                     -----------
  Total Investment Management Companies                               20,047,391
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (2.9%)
Avalonbay Communities, Inc.                               143,250      6,831,234
Equity Office Properties Trust                            226,025      7,020,902
                                                                     -----------
  Total Real Estate Investment Trusts                                 13,852,136
                                                                     -----------
SAVINGS AND LOANS (0.9%)
Bank United Corp. Cl. A                                    84,815      4,299,060
                                                                     -----------
SECURITIES BROKERAGES (1.2%)
Lehman Brothers Holdings, Inc.                             38,350      5,666,213
                                                                     -----------
TOTAL FINANCIAL SERVICES                                              87,847,610
                                                                     -----------
HEALTHCARE (13.9%)

BIOTECHNOLOGY RESEARCH (3.4%)
Corixa Corp.                                              150,525      7,563,881
Invitrogen Corp.                                          117,800      8,378,525
                                                                     -----------
  Total Biotechnology Research                                        15,942,406
                                                                     -----------
DRUGS AND PHARMACEUTICALS (8.3%)
Allergan, Inc.                                             81,175      6,854,214
Alpharma, Inc. Cl. A                                       80,475      4,919,034
MedImmune, Inc.                                           125,850      9,721,912
NEO RX Corp.                                              117,175      2,870,787
Sepracor, Inc.                                              9,525      1,168,598
Teva Pharmaceuticals Industries ADR                       147,250     10,776,859
Watson Pharmaceuticals, Inc.                               44,600      2,893,425
                                                                     -----------
  Total Drugs and Pharmaceuticals                                     39,204,829
                                                                     -----------
HEALTH CARE MANAGEMENT (0.3%)
Orthodontic Centers Of America                             43,050      1,434,103
                                                                     -----------
MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES (1.9%)
Biomet, Inc.                                              201,875      7,065,625
Inamed Corp.                                               71,425      2,008,828
                                                                     -----------
  Total Medical and Dental Instruments and Supplies                    9,074,453
                                                                     -----------
TOTAL HEALTHCARE                                                      65,655,791
                                                                     -----------
INTEGRATED OILS (3.7%)

OIL/INTEGRATED DOMESTIC (3.7%)
Amerada Hess Corp.                                        168,025    $11,247,173
USX-Marathon Group, Inc.                                  216,500      6,143,188
                                                                     -----------
TOTAL INTEGRATED OILS                                                 17,390,361
                                                                     -----------
MATERIALS AND PROCESSING (4.6%)

CHEMICALS (2.0%)
Ecolab, Inc.                                              121,225      4,371,677
OM Group, Inc.                                            115,550      5,040,869
                                                                     -----------
  Total Chemicals                                                      9,412,546
                                                                     -----------
CONTAINERS AND PACKAGING (0.9%)
Bemis Co.                                                 135,575      4,355,347
                                                                     -----------
PAPER (1.7%)
The Mead Corp.                                             70,925      1,657,872
Willamette Industries, Inc.                               222,725      6,236,300
                                                                     -----------
  Total Paper                                                          7,894,172
                                                                     -----------
TOTAL MATERIALS AND PROCESSING                                        21,662,065
                                                                     -----------
OTHER ENERGY (3.2%)

MACHINERY/OIL WELL EQUIPMENT AND SERVICES (1.7%)
B J Services Co.                                           63,450      3,878,381
Rowan Companies, Inc.                                     146,425      4,246,325
                                                                     -----------
  Total Machinery/Oil Well Equipment and Services                      8,124,706
                                                                     -----------
OIL/CRUDE PRODUCERS (1.5%)
Devon Energy Corp.                                        120,150      7,227,023
                                                                     -----------
  TOTAL OTHER ENERGY                                                  15,351,729
                                                                     -----------
PRODUCER DURABLES (8.9%)

DIVERSIFIED PRODUCTION (2.0%)
Danaher Corp.                                             102,050      5,076,987
Dover Corp.                                                89,850      4,217,334
                                                                     -----------
  Total Diversified Production                                         9,294,321
                                                                     -----------
ELECTRONICS/INSTRUMENTS (1.4%)
Tektronix, Inc.                                            84,175      6,465,692
                                                                     -----------
IDENTIFICATION CONTROL AND FILTER DEVICES (0.6%)
Parker-Hannifin Corp.                                      78,950      2,664,562
                                                                     -----------
MACHINERY/INDUSTRIAL AND SPECIALTY (0.6%)
Ingersoll-Rand Co.                                         83,850      2,840,419
                                                                     -----------
PRODUCTION TECHNOLOGY EQUIPMENT (3.6%)
Electro Scientific Industries, Inc.                       211,350      7,423,669

See Accompanying Notes to Financial Statements.

Electroglas, Inc.                                        194,300    $  3,315,244
Millipore Corp.                                           35,000       1,695,313
Novellus Systems, Inc.                                    64,650       3,010,266
Teradyne, Inc.                                            40,000       1,400,000
                                                                    ------------
  Total Production Technology Equipment                               16,844,492
                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT (0.7%)
Polycom, Inc.                                             46,800       3,134,138
                                                                    ------------
TOTAL PRODUCER DURABLES                                               41,243,624
                                                                    ------------
TECHNOLOGY (19.0%)

COMMUNICATIONS TECHNOLOGY (3.1%)
ADC Telecommunications, Inc.                             219,400       5,899,803
Black Box Corp.                                           35,725       1,665,678
Copper Mountain Networks, Inc.                            56,600       2,122,500
F5 Networks, Inc.                                         90,700       3,083,800
Go2Net, Inc.                                              35,075       1,903,367
                                                                    ------------
  Total Communications Technology                                     14,675,148
                                                                    ------------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (7.9%)
Mercury Interactive Corp.                                 19,750       3,095,812
Micromuse, Inc.                                           12,000       2,411,250
Onyx Software Corp.                                      137,650       2,839,031
Quest Software, Inc.                                      16,400       1,018,594
Rational Software Corp.                                  105,400       7,312,125
RealNetworks, Inc.                                        45,625       1,813,594
Sapient Corp.                                             77,175       3,140,058
Symantec Corp.                                           141,075       6,207,300
WatchGuard Technologies, Inc.                             78,825       4,729,500
Webtrends Corp.                                           10,075         376,553
Zoran Corp.                                               83,475       4,069,406
                                                                    ------------
  Total Computer Services, Software and Systems                       37,013,223
                                                                    ------------
COMPUTER TECHNOLOGY (1.1%)
Computer Sciences Corp.                                   51,500       3,823,875
Radisys Corp.                                             24,250       1,226,141
                                                                    ------------
  Total Computer Technology                                            5,050,016
                                                                    ------------
ELECTRONICS/SEMI-CONDUCTORS (5.2%)
Celestica, Inc.                                           96,775       6,701,669
Integrated Device Technology, Inc.                       134,250      12,149,625
LSI Logic Corp.                                           77,100       2,255,175
Vitesse Semiconductor Corp.                               35,500       3,157,281
                                                                    ------------
  Total Electronics/Semi-Conductors                                   24,263,750
                                                                    ------------
ELECTRONICS/SYSTEMS (1.7%)
Symbol Technologies, Inc.                                229,250    $  8,238,672
                                                                    ------------
TOTAL TECHNOLOGY                                                      89,240,809
                                                                    ------------
UTILITIES (9.0%)

UTILITIES/ELECTRICAL (7.1%)
Constellation Energy Group, Inc.                         187,775       9,341,806
PECO Energy Co.                                          248,425      15,045,239
Pinnacle West Capital Corp.                              134,350       6,835,056
PPL Corp.                                                 53,125       2,217,969
                                                                    ------------
  Total Utilities/Electrical                                          33,440,070
                                                                    ------------
UTILITIES/TELECOMMUNICATIONS (1.9%)
CenturyTel, Inc.                                         216,338       5,895,211
Price Communications Corp.                                41,150         804,997
Telephone & Data, Inc.                                    20,025       2,216,768
                                                                    ------------
  Total Utilities/Telecommunications                                   8,916,976
                                                                    ------------
TOTAL UTILITIES                                                       42,357,046
                                                                    ------------

TOTAL COMMON STOCKS (COST $393,321,841)                             $467,471,005
                                                                    ------------

SHORT-TERM INVESTMENTS (1.4%)                      PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (1.4%)
American Family Financial Services
  6.235% 12-01-2000                               $    414,061    $     414,061
Sara Lee Corp.
  6.220% 01-21-2001                                  5,025,030        5,025,030
Wisconsin Corp. Central Credit Union
  6.290% 02-12-2001                                    725,779          725,779
Wisconsin Electric Power Co.
  6.235% 12-30-2000                                    307,206          307,206
                                                                  -------------
TOTAL VARIABLE RATE DEMAND NOTES                                      6,472,076
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,472,076)                    $   6,472,076
                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES (100.7%)
(COST $399,793,917)                                               $ 473,943,081
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS (0.7%)                      $  (3,429,720)
                                                                  -------------

NET ASSETS (100.0%)                                               $ 470,513,361
                                                                  =============

* The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

See Accompanying Notes to Financial Statements.

                             Core Equity Portfolio

SEPTEMBER 30, 2000 (UNAUDITED)

COMMON STOCKS (98.4%)                                      SHARES       VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRY (1.8%)
METALS (0.8%)
Alcoa, Inc.                                           291,072        $ 7,367,760
                                                                     -----------
PAPER AND FOREST PRODUCTS (1.0%)
The Mead Corp.                                        162,052          3,787,966
Weyerhaeuser Co.                                       79,322          3,202,626
Willamette Industries, Inc.                            86,063          2,409,764
                                                                     -----------
  Total Paper and Forest Products                                      9,400,356
                                                                     -----------
TOTAL BASIC INDUSTRY                                                  16,768,116
                                                                     -----------
CAPITAL GOODS (6.8%)

DIVERSIFIED/MANUFACTURING (6.8%)
Danaher Corp.                                         140,367          6,983,258
Dover Co.                                             133,645          6,272,962
General Electric Co.                                  735,899         42,452,174
Ingersoll-Rand Co.                                    122,326          4,143,793
Tyco International, Ltd.                               78,552          4,074,885
                                                                     -----------
TOTAL CAPITAL GOODS                                                   63,927,072
                                                                     -----------
COMMUNICATION SERVICES (5.6%)

COMMUNICATIONS (2.5%)
ALLTEL Corp.                                          131,112          6,842,407
CenturyTel, Inc.                                      189,668          5,168,453
Qwest Communications International, Inc.              134,335          6,456,476
Worldcom, Inc.                                        159,330          4,839,649
                                                                     -----------
  Total Communications                                                23,306,985
                                                                     -----------
TELECOMMUNICATIONS (0.9%)
General Motors Corp. Cl. H                            219,863          8,174,506
                                                                     -----------
TELEPHONE (2.1%)
BellSouth Corp.                                        86,500          3,481,625
SBC Communications, Inc.                               92,625          4,631,250
Verizon Communications                                247,609         11,993,561
                                                                     -----------
  Total Telephone                                                     20,106,436
                                                                     -----------
TOTAL COMMUNICATION SERVICES                                          51,587,927
                                                                     -----------
CONSUMER CYCLICAL (5.7%)

ADVERTISING (0.9%)
Interpublic Group of Companies, Inc.                  250,117          8,519,610
                                                                     -----------
PUBLISHING (0.7%)
McGraw-Hill Companies, Inc.                            98,150          6,238,659
                                                                     -----------
RETAIL (4.1%)
Costco Wholesale Corp.                                283,980          9,921,551
The Gap, Inc.                                         118,350          2,381,794
Home Depot, Inc.                                      161,435          8,566,145
The Men's Wearhouse, Inc.                             106,002          3,001,182
Target Corp.                                          361,806          9,271,279
Tiffany & Co.                                         126,243          4,868,246
                                                                     -----------
  Total Retail                                                        38,010,197
                                                                     -----------
TOTAL CONSUMER CYCLICAL                                               52,768,466
                                                                     -----------
CONSUMER STAPLES (8.8%)

ENTERTAINMENT (2.5%)
Time Warner, Inc.                                     172,104         13,467,138
Viacom, Inc. Cl. B                                     81,475          4,766,288
The Walt Disney Co.                                   131,889          5,044,754
                                                                     -----------
  Total Entertainment                                                 23,278,180
                                                                     -----------
FOODS AND BEVERAGES (4.5%)
Anheuser-Busch Companies, Inc.                        418,926         17,725,806
The Coca-Cola Co.                                     115,870          6,387,334
Canandaigua Brands, Inc. Cl. A                         53,224          2,890,729
PepsiCo, Inc.                                         187,189          8,610,694
The Quaker Oats Co.                                    78,887          6,241,934
                                                                     -----------
  Total Foods and Beverages                                           41,856,497
                                                                     -----------
FOOD/RETAIL (1.4%)
Safeway, Inc.                                         284,629         13,288,616
                                                                     -----------

See Accompanying Notes to Financial Statements.

RESTAURANTS (0.4%)
Brinker International, Inc.                            133,736      $  4,028,797
                                                                    ------------
TOTAL CONSUMER STAPLES                                                82,452,090
                                                                    ------------
ENERGY (5.8%)
ENERGY SERVICES (0.5%)
B J Services Co.                                        76,275         4,662,309
                                                                    ------------
OIL/EXPLORATION AND PRODUCTION (0.3%)
Anadarko Petroleum Corp.                                47,931         3,185,494
                                                                    ------------
OIL/INTEGRATED DOMESTIC (0.6%)
Amerada Hess Corp.                                      85,326         5,711,509
                                                                    ------------
OIL/INTEGRATED INTERNATIONAL (4.4%)
Chevron Corp.                                          162,550        13,857,388
Conoco Inc. Cl. B                                      302,523         8,149,213
ExxonMobil Corp.                                       187,084        16,673,862
Texaco, Inc.                                            53,163         2,791,058
                                                                    ------------
  Total Oil/Integrated International                                  41,471,521
                                                                    ------------
TOTAL ENERGY                                                          55,030,833
                                                                    ------------
FINANCIAL (15.6%)

BANKS (2.0%)
The Chase Manhattan Bank                               149,516         6,905,770
FleetBoston Financial Corp.                            298,109        11,626,251
                                                                    ------------
  Total Banks                                                         18,532,021
                                                                    ------------
CONSUMER FINANCE (0.8%)

MBNA Corp.                                             204,167         7,860,430
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (6.9%)
American Express Co.                                   144,588         8,783,721
Citigroup, Inc.                                        411,387        22,240,610
Federal Home Loan Mortgage Corp.                       229,408        12,402,370
Marsh & McLennan Companies, Inc.                       156,703        20,802,323
                                                                    ------------
  Total Diversified Financial Services                                64,229,024
                                                                    ------------
INSURANCE (3.9%)
American International Group, Inc.                     168,040        16,079,328
Cigna Corp                                             150,964        15,760,642
Lincoln National Corp.                                  94,825         4,563,453
                                                                    ------------
  Total Insurance                                                     36,403,423
                                                                    ------------
INVESTMENT BANKING/BROKERAGE (1.0%)
Goldman Sachs Group, Inc.                               41,166      $  4,690,351
Morgan Stanley Dean Witter & Co.                        47,334         4,328,103
                                                                    ------------
  Total Investment Banking/Brokerage                                   9,018,454
                                                                    ------------
INVESTMENT MANAGEMENT (1.0%)
Stilwell Financial, Inc.                               222,408         9,674,748
                                                                    ------------
TOTAL FINANCIAL                                                      145,718,100
                                                                    ------------
HEALTHCARE (11.6%)

BIOTECHNOLOGY (2.5%)
Amgen, Inc.                                            101,475         7,085,809
Genentech, Inc.                                         39,702         7,372,165
MedImmune, Inc.                                        113,527         8,769,961
                                                                    ------------
  Total Biotechnology                                                 23,227,935
                                                                    ------------
DRUGS (5.2%)
Bristol-Myers Squibb Co.                               122,157         6,978,219
Johnson & Johnson Co.                                  119,001        11,178,656
Merck & Co., Inc.                                      173,875        12,942,820
Pharmacia & Upjohn, Inc.                               177,255        10,668,535
Teva Pharmaceuticals Industries ADR                     93,821         6,866,524
                                                                    ------------
  Total Drugs                                                         48,634,754
                                                                    ------------
DIVERSIFIED HEALTH CARE (3.9%)
Allergan, Inc.                                         108,425         9,155,136
American Home Products Corp.                           200,788        11,357,071
Baxter International, Inc.                             202,605        16,170,412
                                                                    ------------
  Total Diversified Health Care                                       36,682,619
                                                                    ------------
TOTAL HEALTHCARE                                                     108,545,308
                                                                    ------------
TECHNOLOGY (30.4%)

AEROSPACE (1.9%)
Boeing Co.                                             190,640        12,010,320
United Technologies Corp.                               78,579         5,441,596
                                                                    ------------
  Total Aerospace                                                     17,451,916
                                                                    ------------
COMPUTER SOFTWARE/SERVICES (8.2%)

BEA Systems, Inc.                                       44,075         3,432,341
Computer Sciences Corp.                                102,595         7,617,679
Comverse Technology, Inc.                              124,900        13,489,200
Exodus Communications, Inc.                             85,973         4,244,917
Microsoft Corp.                                        338,843        20,436,468
Oracle Corp.                                           213,622        16,822,732
Rational Software Corp.                                 65,625         4,552,734
                                                                    ------------

See Accompanying Notes to Financial Statements

Siebel Systems, Inc.                                     54,402     $  6,055,623
                                                                    ------------
  Total Computer Software/Services                                    76,651,694
                                                                    ------------
COMPUTER SYSTEMS (6.6%)

EMC Corp.                                               216,089       21,419,822
Hewlett-Packard Co.                                      75,458        7,319,426
Sun Microsystems, Inc.                                  279,868       32,674,589
                                                                    ------------
  Total Computer Systems                                              61,413,837
                                                                    ------------
ELECTRONICS/MANUFACTURING (0.5%)
Flextronics International Ltd.                           61,018        5,011,103
                                                                    ------------
ELECTRONICS/SEMI-CONDUCTORS (5.6%)
Analog Devices, Inc.                                    101,478        8,378,277
Applied Materials, Inc.                                   2,782          165,007
Intel Corp.                                             472,764       19,649,254
LSI Logic Corp.                                         173,400        5,071,950
Novellus Systems, Inc.                                   50,800        2,365,375
Teradyne, Inc.                                           83,343        2,917,005
Texas Instruments, Inc.                                 177,085        8,356,198
Vitesse Semiconductor Corp.                              63,401        5,638,726
                                                                    ------------
  Total Electronics/Semi-Conductors                                   52,541,792
                                                                    ------------
ELECTRONICS/SYSTEMS (0.8%)
Symbol Technologies, Inc.                               200,815        7,216,789
                                                                    ------------
NETWORKING/COMMUNICATIONS EQUIPMENT (6.8%)
Cisco Systems, Inc.                                     547,835       30,267,884
JDS Uniphase Corp.                                       36,137        3,421,722
Nokia Corp., ADR                                        341,124       13,580,999
Nortel Networks Corp.                                   273,495       16,290,046
                                                                    ------------
  Total Networking/Communications Equipment                           63,560,651
                                                                    ------------
TOTAL TECHNOLOGY                                                     283,847,782
                                                                    ------------
TRANSPORTATION (1.1%)

AIRLINES/AIR FREIGHT (1.1%)
Southwest Airlines Co.                                  175,655        4,259,634
United Parcel Service                                   101,250        5,707,969
                                                                    ------------
TOTAL TRANSPORTATION                                                   9,967,603
                                                                    ------------
UTILITIES (5.3%)

ELECTRIC/NATURAL GAS (5.3%)
AES Corp.                                               250,929       17,188,637
Constellation Energy Group, Inc.                        171,847        8,549,388
Duke Energy Corp.                                       196,443       16,844,987
El Paso Energy Corp.                                    109,275        6,734,072
                                                                    ------------
TOTAL UTILITIES                                                       49,317,084
                                                                    ------------

TOTAL COMMON STOCKS (COST $660,961,003)                             $919,930,381
                                                                    ------------

SHORT-TERM INVESTMENTS (1.8%)                   PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (1.8%)
American Family Financial Services
  6.235% 12-01-2000                                $ 3,968,915    $   3,968,915
Sara Lee Corp.
  6.220% 01-21-2001                                  7,250,240        7,250,240
Wisconsin Corp. Central Credit Union
  6.290% 02-12-2001                                  1,535,593        1,535,593
Wisconsin Electric Power Co.
  6.235% 12-30-2000                                  3,802,717        3,802,717
                                                                  -------------
TOTAL VARIABLE RATE DEMAND NOTES                                     16,557,465
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,557,465)                   $  16,557,465
                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES (100.2%)
(COST $677,518,468)                                               $ 936,487,846
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                      $  (2,016,523)
                                                                  -------------

NET ASSETS (100.0%)                                               $ 934,471,323
                                                                  =============

* The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

See Accompanying Notes to Financial Statements.

                             Growth Equity Portfolio

SEPTEMBER 30, 2000 (UNAUDITED)

COMMON STOCKS (100.1%)                                      SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (9.0%)

COMMERCIAL INFORMATION SYSTEMS (1.6%)
America Online, Inc.                                          310       $ 16,662
                                                                        --------
COSMETICS (0.8%)
Estee Lauder Companies, Inc.                                  225          8,241
                                                                        --------
ENTERTAINMENT (2.8%)
Time Warner, Inc.                                             160         12,520
Viacom, Inc. Cl. B                                            290         16,965
                                                                        --------
  Total Entertainment                                                     29,485
                                                                        --------
RETAIL (3.8%)
Best Buy Co., Inc.                                            150          9,544
Costco Wholesale Corp.                                        400         13,975
Home Depot, Inc.                                              200         10,612
Kohls Corp.                                                   100          5,769
                                                                        --------
  Total Retail                                                            39,900
                                                                        --------
TOTAL CONSUMER DISCRETIONARY                                              94,288
                                                                        --------
CONSUMER STAPLES (0.8%)

SOAPS AND HOUSEHOLD CHEMICALS (0.8%)
Colgate Palmolive Co.                                         175          8,260
                                                                        --------
TOTAL CONSUMER STAPLES                                                     8,260
                                                                        --------
ENERGY (6.1%)

ENERGY MISCELLANEOUS (3.2%)
AES Corp.                                                     500         34,250
                                                                        --------
GAS PIPELINES (2.9%)
Enron Corp.                                                   350         30,669
                                                                        --------
TOTAL ENERGY                                                              64,919
                                                                        --------
FINANCIAL SERVICES (6.9%)

BANKS/OUTSIDE NEW YORK CITY (1.8%)
State Street Corp.                                            150       $ 19,500
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES (3.1%)
Citigroup, Inc.                                               266         14,381
Morgan Stanley Dean Witter & Co.                              200         18,287
                                                                        --------
  Total Diversified Financial Services                                    32,668
                                                                        --------
SECURITIES BROKERAGE AND SERVICES (2.0%)
Charles Schwab Corp.                                          600         21,300
                                                                        --------
TOTAL FINANCIAL SERVICES                                                  73,468
                                                                        --------
HEALTHCARE (15.7%)

BIOTECHNOLOGY (2.5%)
Genentech, Inc.                                               145         26,925
                                                                        --------
DRUGS AND PHARMACEUTICALS (11.2%)
Allergan, Inc.                                                100          8,444
Amgen, Inc.                                                   225         15,711
Johnson & Johnson Co.                                         160         15,030
MedImmune, Inc.                                               200         15,450
Merck & Co., Inc.                                             275         20,470
Pfizer, Inc.                                                  750         33,703
Protein Design Labs                                            80          9,640
                                                                        --------
  Total Drugs and Pharmaceuticals                                        118,448
                                                                        --------
ELECTRONICS MEDICAL SYSTEMS (2.0%)
Medtronic, Inc.                                               400         20,725
                                                                        --------
TOTAL HEALTHCARE                                                         166,098
                                                                        --------
OTHER (6.0%)

MULTI-SECTOR COMPANIES (6.0%)
General Electric Co.                                        1,100         63,456
                                                                        --------
TOTAL OTHER                                                               63,456
                                                                        --------
PRODUCER DURABLES (3.2%)

PRODUCTION TECHNOLOGY EQUIPMENT (1.6%)
Applied Materials, Inc.                                       175         10,380
                                                                        --------

See Accompanying Notes to Financial Statements

Teradyne, Inc.                                                200     $    7,000
                                                                      ----------
  Total Production Technology Equipment                                   17,380
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT (1.6%)
Nokia Corp., ADR                                              425         16,920
                                                                      ----------
TOTAL PRODUCER DURABLES                                                   34,300
                                                                      ----------
TECHNOLOGY (48.7%)

COMMUNICATIONS TECHNOLOGY (17.0%)
ADC Telecommunications, Inc.                                  250          6,723
Brocade Communications Systems, Inc.                           60         14,160
Cisco Systems, Inc.                                           740         40,885
Comverse Technology, Inc.                                     150         16,200
Corning, Inc.                                                 100         29,700
General Motors Corp. Cl. H                                    200          7,436
JDS Uniphase Corp.                                            160         15,150
Juniper Networks, Inc.                                        125         27,367
Nortel Network Corp.                                          375         22,336
                                                                      ----------
  Total Communications Technology                                        179,957
                                                                      ----------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (11.1%)
i2 Technologies, Inc.                                          80         14,965
Mercury Interactive Corp.                                     120         18,810
Microsoft Corp.                                               250         15,078
Oracle Corp.                                                  275         21,656
Siebel Systems, Inc.                                          260         28,941
VERITAS Software Corp.                                        125         17,750
                                                                      ----------
  Total Computer Services, Software and Systems                          117,200
                                                                      ----------
COMPUTER TECHNOLOGY (8.5%)
Corvis Corp.                                                  150          9,157
Dell Computer Corp.                                           325         10,014
EMC Corp/Mass                                                 320         31,720
Sun Microsystems, Inc.                                        340         39,695
                                                                      ----------
  Total Computer Technology                                               90,586
                                                                      ----------
ELECTRONICS/SEMI-CONDUCTORS (9.4%)
Applied Micro Circuits Corp.                                   60         12,424
Broadcom Corp.                                                100         24,375
Intel Corp.                                                   600         24,937
PMC-Sierra, Inc.                                               55         11,839
Texas Instruments, Inc.                                       300         14,156
Vitesse Semiconductor Corp.                                   130         11,562
                                                                      ----------
  Total Electronics/Semi-Conductors                                       99,293
                                                                      ----------
SCIENTIFIC EQUIPMENT AND SYSTEMS (2.7%)
PE Corp.-PE Biosystems Group                                  250         29,125
                                                                      ----------
TOTAL TECHNOLOGY                                                         516,161
                                                                      ----------
UTILITIES(3.7%)

CABLE TELEVISION AND RADIO (1.5%)
Comcast Corp.-Special Class A                                 400         16,375
                                                                      ----------
TELECOMMUNICATIONS (2.2%)
Qwest Communications
International, Inc.                                           300         14,419
Sprint Corp. (Pcs Group)                                      250          8,766
                                                                      ----------
  Total Telecommunications                                                23,185
                                                                      ----------
TOTAL UTILITIES                                                           39,560
                                                                      ----------

TOTAL COMMON STOCKS (COST $1,020,621)                                 $1,060,510
                                                                      ----------

SHORT-TERM INVESTMENTS (0.1%)                     PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------
DEMAND NOTES (0.1%)
Firstar Bank 6.370%, due upon demand                    $ 1,359     $     1,359
                                                                    -----------
TOTAL DEMAND NOTES                                                        1,359
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS (COST $1,359)                          $     1,359
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES (100.2%)
(COST $1,021,980)                                                   $ 1,061,869
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                        $    (1,615)
                                                                    -----------

NET ASSETS (100.0%)                                                 $ 1,060,254
                                                                    -----------

See Accompanying Notes to Financial Statements.

                               Balanced Portfolio

SEPTEMBER 30, 2000 (UNAUDITED)

LONG-TERM DEBT SECURITIES (30.6%)                  PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (18.9%)

FINANCE (17.4%)

AUTOMOBILES (1.2%)
Ford Motor Credit Co.
  6.125% 04-28-2003                                    $  190,000    $   185,900
GMAC
  5.500% 12-15-2001                                       500,000        491,900
  5.750% 11-10-2003                                     1,000,000        965,261
                                                                     -----------
    Total Automobiles                                                  1,643,061
                                                                     -----------
BANKS (2.9%)
Bank of America Corp.
  7.875% 05-16-2005                                     1,500,000      1,552,599
Citicorp
  7.125% 06-01-2003                                     1,000,000      1,003,485
NationsBank Corp.
  6.125% 07-15-2004                                     1,350,000      1,308,843
                                                                     -----------
    Total Banks                                                        3,864,927
                                                                     -----------
CONSUMER (2.4%)
Avco Financial Services
  6.000% 08-15-2002                                       800,000        785,347
Beneficial Corp.
  6.350% 12-03-2001                                       850,000        844,393
Sears, Roebuck & Co.
  6.670% 07-07-2003                                     1,000,000        983,372
Sears Roebuck Acceptance Medium-Term Note
  7.110% 06-19-2001                                       650,000        651,458
                                                                     -----------
    Total Consumer                                                     3,264,570
                                                                     -----------
DIVERSIFIED (4.0%)
Associates Corp. of North America
  7.500% 04-15-2002                                       100,000        100,988
  5.750% 11-01-2003                                     1,000,000        969,069
Associates Corp. of North America Medium-Term Note
  6.840% 07-03-2001                                       850,000        851,158
Commercial Credit Corp.
  6.875% 05-01-2002                                       200,000        200,108
  6.500% 06-01-2005                                     1,150,000      1,123,858
Household Finance Corp.
  8.000% 05-09-2005                                     2,000,000      2,067,132
                                                                     -----------
    Total Diversified                                                  5,312,313
                                                                     -----------
INSURANCE (2.4%)
Hartford Life, Inc.
  6.900% 06-15-2004                                     1,000,000        992,094
Reliastar Financial Corp.
  6.500% 11-15-2008                                     1,600,000      1,503,445
Travelers Property & Casualty Corp.
  6.750% 04-15-2001                                       750,000        749,434
                                                                     -----------
    Total Insurance                                                    3,244,973
                                                                     -----------
LEASING COMPANIES (0.7%)
International Lease Finance Corp.
  6.250% 10-15-2000                                       500,000        499,888
International Lease Finance Corp.
  Medium-Term Note
  6.340% 02-01-2002                                       450,000        448,362
                                                                     -----------
    Total Leasing Companies                                              948,250
                                                                     -----------
OTHER FINANCE (3.8%)
Goldman Sachs Group
  6.650% 05-15-2009                                     2,000,000      1,894,878
Merrill Lynch
  7.375% 08-17-2002                                        30,000         30,297
  6.000% 02-12-2003                                       500,000        491,485
  5.880% 01-15-2004                                       700,000        677,211
Morgan Stanley Group
  5.750% 02-15-2001                                       500,000        498,300
  6.125% 10-01-2003                                       215,000        210,902
Salomon Smith Barney Holdings, Inc.
  6.625% 07-01-2002                                     1,300,000      1,293,627
                                                                     -----------
Total Other Finance                                                    5,096,700
                                                                     -----------
TOTAL FINANCE                                                         23,374,794
                                                                     -----------
INDUSTRIAL (1.5%)

ENERGY AND RELATED GOODS AND SERVICES (0.3%)
Texaco Capital Medium-Term Note
  7.250% 08-01-2002                                       400,000        402,456
                                                                     -----------

See Accompanying Notes to Financial Statements.

MEDICAL AND RELATED GOODS AND SERVICES (0.1%)
SmithKline Beecham PLC Corp. Medium-Term Note
  6.625% 10-01-2005                                    $  200,000    $   197,048
                                                                     -----------
TELEPHONE (1.1%)

AT&T Corp.
  5.625% 03-15-2004                                     1,500,000      1,434,437
                                                                     -----------
    TOTAL INDUSTRIAL                                                   2,033,941
                                                                     -----------
TOTAL CORPORATE BONDS                                                 25,408,735
                                                                     -----------
U.S. TREASURY NOTES (10.9%)
  5.750% 10-31-2000                                       700,000        699,782
  7.750% 02-15-2001                                       970,000        975,154
  7.500% 11-15-2001                                       400,000        405,375
  6.375% 08-15-2002                                     2,500,000      2,515,625
  6.250% 02-15-2003                                       425,000        427,656
  5.750% 08-15-2003                                       700,000        696,500
  6.000% 08-15-2004                                     3,000,000      3,010,314
  7.000% 07-15-2006                                     2,750,000      2,892,656
  6.500% 10-15-2006                                     3,000,000      3,083,439
                                                                     -----------
TOTAL U.S. TREASURY NOTES                                             14,706,501
                                                                     -----------
FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (0.8%)
Hydro Quebec
  7.375% 02-01-2003                                       350,000        354,714
                                                                     -----------
Ontario Global Bond
  7.375% 01-27-2003                                       650,000        660,237
                                                                     -----------
TOTAL FOREIGN BONDS                                                    1,014,951
                                                                     -----------

TOTAL LONG-TERM DEBT SECURITIES (COST $41,606,095)                   $41,130,187
                                                                     ===========

COMMON STOCKS (63.7%)                                     SHARES        VALUE
--------------------------------------------------------------------------------

BASIC INDUSTRY (1.3%)

METALS (0.6%)
Alcoa, Inc.                                              31,800       $  804,937
                                                                      ----------
PAPER AND FOREST PRODUCTS (0.7%)
The Mead Corp.                                           15,000          350,625
Weyerhaeuser Co.                                          7,550          304,831
Willamette Industries, Inc.                              12,225          342,300
                                                                      ----------
  Total Paper and Forest Products                                        997,756
                                                                      ----------
TOTAL BASIC INDUSTRY                                                   1,802,693
                                                                      ----------
CAPITAL GOODS (3.8%)

DIVERSIFIED MANUFACTURING (3.8%)
Danaher Corp.                                            13,075       $  650,481
Dover Corp.                                              13,425          630,136
General Electric Co.                                     51,675        2,981,002
Ingersoll-Rand Co.                                       11,800          399,725
Tyco International, Ltd.                                  9,175          475,953
                                                                      ----------
TOTAL CAPITAL GOODS                                                    5,137,297
                                                                      ----------
COMMUNICATION SERVICES (3.5%)

COMMUNICATIONS (1.5%)
ALLTEL Corp.                                             10,125          528,398
CenturyTel, Inc.                                         18,287          498,321
Qwest Communications
International, Inc.                                      13,100          629,619
Worldcom, Inc.                                           14,825          450,309
                                                                      ----------
  Total Communications                                                 2,106,647
                                                                      ----------
TELECOMMUNICATIONS (0.6%)
General Motors Corp. Cl. H                               20,400          758,472
                                                                      ----------
TELEPHONE (1.4%)
BellSouth Corp.                                           5,150          207,287
SBC Communications, Inc.                                 10,525          526,250
Verizon Communications                                   23,871        1,156,252
                                                                      ----------
  Total Telephone                                                      1,889,789
                                                                      ----------
TOTAL COMMUNICATION SERVICES                                           4,754,908
                                                                      ----------
CONSUMER CYCLICAL (3.8%)
ADVERTISING (0.6%)
Interpublic Group of Companies, Inc.                     24,150          822,609
                                                                      ----------
PUBLISHING (0.6%)
McGraw-Hill Companies, Inc.                              11,850          753,216
                                                                      ----------
RETAIL (2.6%)
Costco Wholesale Corp.                                   26,650          931,084
The Gap, Inc.                                            13,125          264,141
Home Depot, Inc.                                         15,499          822,416
The Men's Wearhouse, Inc.                                10,225          289,495
Target Corp.                                             33,575          860,359
Tiffany & Co.                                             9,650          372,128
                                                                      ----------
  Total Retail                                                         3,539,623
                                                                      ----------
TOTAL CONSUMER CYCLICAL                                                5,115,448
                                                                      ----------

See Accompanying Notes to Financial Statements.

CONSUMER STAPLES (5.8%)

ENTERTAINMENT (1.6%)
Time Warner, Inc.                                          15,375    $ 1,203,094
Viacom, Inc. Cl. B                                          7,775        454,837
The Walt Disney Co.                                        12,575        480,994
                                                                     -----------
  Total Entertainment                                                  2,138,925
                                                                     -----------
FOODS/BEVERAGES (3.0%)
Anheuser-Busch Companies, Inc.                             38,050      1,609,991
The Coca-Cola Co.                                          10,825        596,728
Constellation Brands, Inc. Cl. A                            7,125        386,976
PepsiCo, Inc.                                              18,525        852,150
The Quaker Oats Co.                                         8,025        634,978
                                                                     -----------
  Total Foods/Beverages                                                4,080,823
                                                                     -----------
FOOD/RETAIL (0.9%)
Safeway, Inc.                                              26,400      1,232,550
                                                                     -----------
RESTAURANTS (0.3%)
Brinker International, Inc.                                15,050        453,381
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 7,905,679
                                                                     -----------
ENERGY (3.9%)

ENERGY SERVICES (0.3%)
B J Services Co.                                            7,175        438,572
                                                                     -----------
OIL/EXPLORATION AND PRODUCTION (0.2%)
Anadarko Petroleum Corp.                                    4,269        283,718
                                                                     -----------
OIL/INTEGRATED DOMESTIC (0.5%)
Amerada Hess Corp.                                          9,925        664,355
                                                                     -----------
OIL/INTEGRATED INTERNATIONAL (2.9%)
Chevron Corp.                                              14,375      1,225,469
Conoco Inc. Cl. B                                          25,972        699,621
ExxonMobil Corp.                                           18,754      1,671,450
Texaco, Inc.                                                4,850        254,625
                                                                     -----------
  Total Oil/Integrated International                                   3,851,165
                                                                     -----------
TOTAL ENERGY                                                           5,237,810
                                                                     -----------
FINANCIAL (10.4%)

BANKS (1.3%)
The Chase Manhattan Corp.                                  13,875        640,851
FleetBoston Financial Corp.                                28,500      1,111,500
                                                                     -----------
  Total Banks                                                          1,752,351
                                                                     -----------
CONSUMER FINANCE (0.6%)
MBNA Corp.                                                 19,050        733,425
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES (4.5%)
American Express Co.                                       13,100        795,825
Citigroup, Inc.                                            39,415      2,130,873
Federal Home Loan Mortgage Corp.                           21,550      1,165,047
Marsh & McLennan Companies, Inc.                           14,687      1,949,699
                                                                     -----------
  Total Diversified Financial Services                                 6,041,444
                                                                     -----------
INSURANCE (2.5%)
American International
Group, Inc.                                                14,820      1,418,089
Cigna Corp.                                                14,450      1,508,580
Lincoln National Corp.                                      8,775        422,297
                                                                     -----------
  Total Insurance                                                      3,348,966
                                                                     -----------
INVESTMENT BANKING/BROKERAGE (0.8%)
Goldman Sachs Group, Inc.                                   3,750        427,266
Morgan Stanley Dean Witter & Co.                            6,525        596,630
                                                                     -----------
  Total Investment Banking/Brokerage                                   1,023,896
                                                                     -----------
INVESTMENT MANAGEMENT (0.7%)
Stilwell Financial, Inc                                    20,550        893,925
                                                                     -----------
TOTAL FINANCIAL                                                       13,794,007
                                                                     -----------
HEALTHCARE (7.9%)

BIOTECHNOLOGY (1.6%)
Amgen, Inc.                                                 8,200        572,591
Genentech, Inc.                                             3,700        687,044
MedImmune, Inc.                                            11,800        911,550
                                                                     -----------
  Total Biotechnology                                                  2,171,185
                                                                     -----------
DIVERSIFIED HEALTH CARE (2.7%)
Allergan, Inc.                                              9,725        821,155
American Home Products Corp.                               27,075      1,531,430
Baxter International, Inc.                                 15,650      1,249,066
                                                                     -----------
  Total Diversified Health Care                                        3,601,651
                                                                     -----------
DRUGS (3.6%)
Bristol-Myers Squibb Co.                                   11,550        659,794
Johnson & Johnson Co.                                      14,550      1,366,791
Merck & Co., Inc.                                          16,325      1,215,192
Pharmacia & Upjohn, Inc.                                   16,982      1,022,104
Teva Pharmaceuticals Industries ADR                         8,500        622,094
                                                                     -----------
  Total Drugs                                                          4,885,975
                                                                     -----------
TOTAL HEALTHCARE                                                      10,658,811
                                                                     -----------

See Accompanying Notes to Financial Statements

TECHNOLOGY(19.5%)

AEROSPACE (1.1%)
Boeing Co.                                                15,575     $   981,225
United Technologies Corp.                                  7,000         484,750
                                                                     -----------
  Total Aerospace                                                      1,465,975
                                                                     -----------
COMPUTER SOFTWARE/SERVICES (5.2%)
BEA Systems, Inc.                                          4,275         332,916
Computer Sciences Corp.                                    9,350         694,237
Comverse Technology, Inc.                                 10,700       1,155,600
Exodus Communications, Inc.                                8,000         395,000
Microsoft Corp.                                           31,325       1,889,289
Oracle Corp.                                              19,750       1,555,312
Rational Software Corp.                                    6,175         428,391
Siebel Systems, Inc.                                       5,250         584,391
                                                                     -----------
  Total Computer Software/Services                                     7,035,136
                                                                     -----------
COMPUTER SYSTEMS (4.1%)
EMC Corp.                                                 17,850       1,769,381
Hewlett-Packard Co.                                        6,875         666,875
Sun Microsystems, Inc.                                    26,150       3,053,012
                                                                     -----------
  Total Computer Systems                                               5,489,268
                                                                     -----------
ELECTRONICS/MANUFACTURING (0.4%)
Flextronics International Ltd.                             6,325         519,441
                                                                     -----------
ELECTRONICS/SEMI-CONDUCTORS (3.8%)
Analog Devices, Inc.                                       9,500         784,344
Applied Materials, Inc.                                    1,125          66,726
Intel Corp.                                               43,950       1,826,672
LSI Logic Corp.                                           16,200         473,850
Novellus Systems, Inc.                                     6,975         324,773
Teradyne, Inc.                                            11,350         397,250
Texas Instruments, Inc.                                   16,800         792,750
Vitesse Semiconductor Corp.                                5,625         500,273
                                                                     -----------
  Total Electronics/Semi-Conductors                                    5,166,638
                                                                     -----------
ELECTRONICS/SYSTEMS (0.5%)
Symbol Technologies, Inc.                                 19,112         686,837
                                                                     -----------
NETWORKING/COMMUNICATIONS EQUIPMENT (4.4%)
Cisco Systems, Inc.                                       50,596       2,795,429
JDS Uniphase Corp.                                         3,400         321,937
Nokia Corp., ADR                                          32,300       1,285,944
Nortel Networks Corp.                                     24,875       1,481,617
                                                                     -----------
  Total Networking/Communications Equipment                            5,884,927
                                                                     -----------
TOTAL TECHNOLOGY                                                      26,248,222
                                                                     -----------
TRANSPORTATION (0.7%)

AIRLINES/AIR FREIGHT (0.7%)
Southwest Airlines Co.                                    16,275     $   394,669
United Parcel Service                                      9,175         517,241
                                                                     -----------
TOTAL TRANSPORTATION                                                     911,910
                                                                     -----------
UTILITIES(3.1%)

ELECTRIC/NATURAL GAS (3.1%)
AES Corp.                                                 23,350       1,599,475
Constellation Energy Group, Inc.                          16,225         807,194
Duke Energy Corp.                                         16,600       1,423,450
El Paso Energy Corp.                                       5,150         317,369
                                                                     -----------
TOTAL UTILITIES                                                        4,147,488
                                                                     -----------
TOTAL COMMON STOCKS (COST $65,029,718)                               $85,714,273
                                                                     -----------

SHORT-TERM INVESTMENTS (6.2%)                     PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (6.2%)
American Family Financial Services
  6.235% 12-01-2000                                 $2,258,108    $   2,258,108
Sara Lee Corp.
  6.220% 01-21-2001                                  2,175,100        2,175,100
Wisconsin Corp. Central Credit Union
  6.290% 02-12-2001                                  1,849,774        1,849,775
Wisconsin Electric Power Co.
  6.235% 12-30-2000                                  2,063,901        2,063,901
                                                                  -------------
TOTAL VARIABLE RATE DEMAND NOTES                                      8,346,884
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,346,884)                    $   8,346,884
                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES (100.5%)
(COST $114,982,697)                                               $ 135,191,344
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS (0.5%)                      $    (606,734)
                                                                  -------------

NET ASSETS (100.0%)                                               $ 134,584,610
                                                                  =============

* The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

See Accompanying Notes to Financial Statements.

                       Intermediate Fixed Income Portfolio

SEPTEMBER 30, 2000 (UNAUDITED)

LONG-TERM DEBT SECURITIES (98.3%)               PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (42.1%)

FINANCE (38.0%)

AUTOMOBILE (2.9%)
Ford Credit Co.
  6.125% 04-28-2003                                    $  125,000    $   122,303
GMAC Medium-Term Note
  6.500% 12-06-2004                                       500,000        489,818
                                                                      ----------
    Total Automobile                                                     612,121
                                                                      ----------
BANKS (3.8%)
Banc One Corp.
  7.375% 12-01-2002                                       780,000        786,066
                                                                      ----------
CONSUMER (7.1%)
Beneficial Corp. Medium-Term Note
  6.510% 12-03-2003                                       500,000        489,953
Sears, Roebuck & Co.
  6.670% 07-07-2003                                     1,000,000        983,372
                                                                      ----------
    Total Consumer                                                     1,473,325
                                                                      ----------
DIVERSIFIED (8.6%)
Associates Corp. of North America Medium-Term Note
  6.840% 07-03-2001                                       350,000        350,477
Commercial Credit TRV
  6.500% 06-01-2005                                       400,000        390,907
Household Finance Corp.
  8.000% 05-09-2005                                     1,000,000      1,033,566
                                                                      ----------
    Total Diversified                                                  1,774,950
                                                                      ----------
INVESTMENT BANKING/BROKERAGE (14.6%)
Goldman Sachs Group
  6.650% 05-15-2009                                       600,000        568,463
                                                                      ----------
Merrill Lynch
  5.880% 01-15-2004                                       475,000        459,536
                                                                      ----------
Morgan Stanley Dean Witter
  6.125% 10-01-2003                                       200,000        196,188
  6.375% 12-05-2003                                       175,000        172,371
  5.625% 01-20-2004                                       500,000        481,112
                                                                      ----------
Salomon Smith Barney Holdings
  6.625% 07-01-2002                                     1,150,000      1,144,363
                                                                      ----------
    Total Investment Banking/Brokerage                                 3,022,033
                                                                      ----------
LEASING COMPANIES (1.0%)
International Lease Finance Corp.
  6.250% 10-15-2000                                       200,000        199,955
                                                                      ----------
TOTAL FINANCE                                                          7,868,450
                                                                      ----------
INDUSTRIAL (4.1%)

TELEPHONE (4.1%)
AT&T Corp.
  5.625% 03-15-2004                                       900,000        860,662
                                                                      ----------
TOTAL INDUSTRIAL                                                         860,662
                                                                      ----------
TOTAL CORPORATE BONDS                                                  8,729,112
                                                                      ----------
U.S. TREASURY NOTES (53.8%)
  7.500% 11-15-2001                                       500,000        506,719
  6.625% 03-31-2002                                     1,000,000      1,007,500
  6.375% 08-15-2002                                     1,300,000      1,308,125
  6.250% 02-15-2003                                        75,000         75,469
  5.750% 08-15-2003                                     1,500,000      1,492,500
  7.250% 05-15-2004                                     1,000,000      1,042,813
  7.000% 07-15-2006                                     2,400,000      2,524,500
  6.500% 10-15-2006                                     2,100,000      2,158,407
  6.625% 05-15-2007                                     1,000,000      1,036,875
                                                                      ----------
TOTAL U.S. TREASURY NOTES                                             11,152,908
                                                                      ==========

See Accompanying Notes to Financial Statements.

FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (2.4%)
Hydro Quebec
  7.375% 02-01-2003                                   $   200,000    $   202,694
                                                                     -----------
Ontario Global Bond
  7.375% 01-27-2003                                       290,000        294,567
                                                                     -----------
TOTAL FOREIGN BONDS                                                      497,261
                                                                     -----------

TOTAL LONG-TERM DEBT SECURITIES (COST $20,662,732)                   $20,379,281
                                                                     ===========

SHORT-TERM INVESTMENTS (0.2%)                      PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES* (0.2%)
American Family Financial Services
  6.235% 12-01-2000                                     36,414            36,414
                                                                     -----------
TOTAL VARIABLE RATE DEMAND NOTES                                          36,414
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $36,414)                          $    36,414
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES (98.5%)
(COST $20,699,146)                                                   $20,415,695
                                                                     -----------

OTHER ASSETS LESS LIABILITIES (1.5%)                                 $   311,184
                                                                     -----------

NET ASSETS (100.0%)                                                  $20,726,879
                                                                     ===========

* The variable-rate securities are subject to a demand feature which reduces the remaining maturity. See accompanying notes to financial statements.

See Accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
SEPTEMBER 30, 2000 (UNAUDITED)

                                                 SMALL/MID                         GROWTH                      INTERMEDIATE
                                                CAP EQUITY       CORE EQUITY       EQUITY         BALANCED     FIXED INCOME
                                                 PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               -------------    -------------    -----------    ------------   ------------
ASSETS
Investments in securities at value
  (Note 2) (cost of $399,793,917,
  $677,518,468, $1,021,980, $114,982,697
  and $20,699,146 respectively)                $ 473,943,081    $ 936,487,846    $ 1,061,869    $135,191,344   $ 20,415,695
Cash                                                      --            6,142              7             623             --
Receivables
  Investment securities sold                       2,944,642        6,163,609             --         467,364             --
  Dividends and interest                             472,762          544,707            363         893,233        422,615
  Fund shares sold                                 2,098,393        2,300,088             --           3,763          1,250
  Due from Investment Advisor (Note 3)                    --               --          1,830              --          1,471
  Prepaid expenses                                        --               --          1,331              --          2,214
                                               -------------    -------------    -----------    ------------   ------------
    Total assets                                 479,458,878      945,502,392      1,065,400     136,556,327     20,843,245
                                               -------------    -------------    -----------    ------------   ------------
LIABILITIES
Payables
  Investment securities purchased                  8,202,869        9,866,198             --       1,257,660             --
  Fund shares redeemed                               169,769          195,896             --           5,251             --
  Distributions to shareholders                           --               --             --         541,629         90,905
  Due to Investment Advisor (Note 3)                 330,635          589,269             --          83,626             --
  Due under Distribution Plan (Note 3)                97,246          196,423            225          28,279          1,721
  Accrued expenses                                   133,361          163,888          4,621          51,393         19,861
  Deferred trustees compensation (Note 5)             11,637           19,395            300           3,879          3,879
                                               -------------    -------------    -----------    ------------   ------------
    Total liabilities                              8,945,517       11,031,069          5,146       1,971,717        116,366
                                               -------------    -------------    -----------    ------------   ------------
NET ASSETS                                     $ 470,513,361    $ 934,471,323    $ 1,060,254    $134,584,610   $ 20,726,879
                                               =============    =============    ===========    ============   ============
COMPOSITION OF NET ASSETS
  Paid-in capital                              $ 333,348,914    $ 598,141,761    $ 1,000,000    $110,495,634   $ 21,007,968
  Accumulated net investment income (loss)          (644,174)      (1,067,729)        (1,822)         15,707          6,241
  Accumulated net realized gain (loss)
    on investments                                63,659,457       78,427,913         22,187       3,864,622         (3,879)
  Net unrealized appreciation (depreciation)
    on investments                                74,149,164      258,969,378         39,889      20,208,647       (283,451)
                                               -------------    -------------    -----------    ------------   ------------
  Net assets                                   $ 470,513,361    $ 934,471,323    $ 1,060,254    $134,584,610   $ 20,726,879
                                               =============    =============    ===========    ============   ============
Number of shares issued and outstanding
(unlimited shares authorized) no par value        15,810,811       30,408,077         40,000       7,221,725      1,724,958
                                               =============    =============    ===========    ============   ============

Net asset value per share                      $       29.76    $       30.73    $     26.51    $      18.64   $      12.02
                                               =============    =============    ===========    ============   ============

See Accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR
THE PERIOD ENDING SEPTEMBER 30, 2000 (UNAUDITED)

                                               SMALL/MID                     GROWTH                    INTERMEDIATE
                                              CAP EQUITY      CORE EQUITY    EQUITY       BALANCED     FIXED INCOME
                                               PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                             ------------    ------------   ---------    -----------    -----------
INVESTMENT INCOME
INCOME
  Dividend income                            $  1,980,564    $  3,717,760    $    863    $   334,537    $      --
  Interest income                                 217,294         452,867       1,037      1,521,019      676,549
                                             ------------    ------------    --------    -----------    ---------
    Total income                                2,197,858       4,170,627       1,900      1,855,556      676,549
                                             ------------    ------------    --------    -----------    ---------
EXPENSES
  Investment advisory fees (Note 3)             1,940,055       3,539,848       2,346        456,697       49,833
  Custodian fees                                   59,912         113,758         175         24,611        2,720
  Administration fees (Note 3)                    113,596         186,717       3,518         57,690       11,074
  Fund accounting fees                             27,585          40,383       1,026         18,449       12,442
  Transfer agent fees                              20,853          28,726       1,055          7,723        6,008
  Legal fees                                        2,868           6,317         733            703          141
  Distribution fees (Note 3)                      570,604       1,179,949         782        163,106       11,074
  Investment securities purchased                  11,130          18,551       1,851          3,709        3,710
  Reports to shareholders                          22,562          25,069         147          4,513        2,006
  Registration expense                             71,939          79,336         219         12,949       10,017
  Trustee fees                                      3,300           5,499         528          1,100        1,100
  Start up costs                                       --              --       7,500             --           --
  Miscellaneous expense                             9,098          14,505         293          3,896        2,083
                                             ------------    ------------    --------    -----------    ---------
    Total expenses                              2,853,502       5,238,658      20,173        755,146      112,208
    Less: fees waived and expenses
      absorbed (Note 3)                                --              --     (16,451)            --      (51,480)
    Add: expenses recouped
      by advisor (Note 3)                              --              --          --         20,736           --
                                             ------------    ------------    --------    -----------    ---------
  Net expenses                                  2,853,502       5,238,658       3,722        775,882       60,728
                                             ------------    ------------    --------    -----------    ---------
NET INVESTMENT INCOME (LOSS)                     (655,644)     (1,068,031)     (1,822)     1,079,674      615,821
                                             ------------    ------------    --------    -----------    ---------
NETREALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments         7,607,976      43,403,474      22,187      1,546,623       (3,312)
Net unrealized appreciation (depreciation)
  on investments                                8,127,578     (69,719,615)     39,889     (2,623,709)     344,427
                                             ------------    ------------    --------    -----------    ---------
NET GAIN (LOSS) ON INVESTMENTS                 15,735,554     (26,316,141)     62,076     (1,077,086)     341,115
                                             ------------    ------------    --------    -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $ 15,079,910    $(27,384,172)   $ 60,254    $     2,588    $ 956,936
                                             ============    ============    ========    ===========    =========

See Accompanying Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                              SMALL/MID CAP EQUITY PORTFOLIO            CORE EQUITY PORTFOLIO
                                             -------------------------------     -----------------------------------
                                              For the six      For the fiscal      For the six       For the fiscal
                                             months ending       year ending      months ending       year ending
                                               09/30/00*          03/31/00          09/30/00*           03/31/00
                                             -------------     -------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)               $    (655,644)    $  (1,038,079)    $    (1,068,031)    $    (1,092,718)
  Net realized gain (loss) on investments        7,607,976        85,726,484          43,403,474          72,990,860
  Net unrealized appreciation
  (depreciation) on investments                  8,127,578        75,339,005         (69,719,615)        183,448,956
                                             -------------     -------------     ---------------     ---------------
      Increase (decrease) in net assets
       resulting from operations                15,079,910       160,027,410         (27,384,172)        255,347,098
                                             -------------     -------------     ---------------     ---------------
  Distributions to shareholders
  From net investment income                            --                --                  --             (95,818)
  From net realized gain                                --                --                  --         (51,779,011)
                                             -------------     -------------     ---------------     ---------------
      Total distributions                               --                --                  --         (51,874,829)
                                             -------------     -------------     ---------------     ---------------
Investment securities purchased
  Proceeds from shares sold                     76,140,638       103,535,228         175,540,315         254,130,029
  Net asset value of shares issued on
    reinvestment of distributions                       --                --                  --          51,272,679
  Cost of shares redeemed                      (88,945,135)     (225,352,240)       (219,733,006)       (413,414,237)
                                             -------------     -------------     ---------------     ---------------
      Net increase (decrease) from
       capital share transactions              (12,804,497)     (121,817,012)        (44,192,691)       (108,011,529)
                                             -------------     -------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS            2,275,413        38,210,398         (71,576,863)         95,460,740

NET ASSETS
Beginning of period                            468,237,948       430,027,550       1,006,048,186         910,587,446
                                             -------------     -------------     ---------------     ---------------
End of period                                $ 470,513,361     $ 468,237,948     $   934,471,323     $ 1,006,048,186
                                             =============     =============     ===============     ===============
CHANGE IN SHARES OUTSTANDING
Shares sold                                      2,689,464         4,421,836           5,758,146           9,152,362
Shares issued on reinvestment
  of distributions                                      --                --                  --           1,843,015
Shares redeemed                                 (3,138,218)       (9,868,285)         (7,229,759)        (15,046,220)
                                             -------------     -------------     ---------------     ---------------
      Net increase (decrease)
       in shares outstanding                      (448,754)       (5,446,449)         (1,471,613)         (4,050,843)
                                             =============     =============     ===============     ===============

                                                                     INTERMEDIATE FIXED
GROWTH EQUITY PORTFOLIO           BALANCED PORTFOLIO                  INCOME PORTFOLIO
-----------------------     -------------------------------     -----------------------------
    From 06/15/00**          For the six     For the fiscal     For the six     For the fiscal
        through             months ending      year ending     months ending      year ending
       09/30/00*              09/30/00*         03/31/00         09/30/00*         03/31/00
    -----------             -------------     -------------     ------------     ------------



    $    (1,822)            $   1,079,674     $   1,683,494     $    615,821     $  1,136,544

         22,187                 1,546,623         5,471,283           (3,312)            (566)

         39,889                (2,623,709)       12,272,961          344,427         (732,319)
    -----------             -------------     -------------     ------------     ------------
         60,254                     2,588        19,427,738          956,936          403,659
    -----------             -------------     -------------     ------------     ------------

             --                (1,063,455)       (1,675,733)        (612,371)      (1,130,637)
             --                        --        (4,460,597)              --               --
    -----------             -------------     -------------     ------------     ------------
             --                (1,063,455)       (6,136,330)        (612,371)      (1,130,637)
    -----------             -------------     -------------     ------------     ------------

      1,000,000                23,701,418        38,160,255        2,675,128       13,774,522

             --                 1,075,596         5,993,660          622,552        1,117,851
             --               (17,743,518)      (25,677,221)      (6,751,754)     (10,734,159)
    -----------             -------------     -------------     ------------     ------------

      1,000,000                 7,033,496        18,476,694       (3,454,074)       4,158,214
    -----------             -------------     -------------     ------------     ------------
      1,060,254                 5,972,629        31,768,102       (3,109,509)       3,431,236

             --               128,611,981        96,843,879       23,836,388       20,405,152
    -----------             -------------     -------------     ------------     ------------
    $ 1,060,254             $ 134,584,610     $ 128,611,981     $ 20,726,879     $ 23,836,388
    ===========             =============     =============     ============     ============

         40,000                 1,285,349         2,166,562          227,167        1,156,168

             --                    57,915           344,984           52,617           93,467
             --                  (961,171)       (1,471,182)        (570,378)        (900,613)
    -----------             -------------     -------------     ------------     ------------
         40,000                   382,093         1,040,364         (290,594)         349,022
    ===========             =============     =============     ============     ============

 * Unaudited.
** Commencement of Operations.

See Accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                SMALL/MID CAP EQUITY PORTFOLIO
                                 ---------------------------------------------------------------------------------------------
                                  For the six   For the fiscal  For the fiscal  For the fiscal  For the fiscal  For the fiscal
                                 months ending    year ending     year ending    year ending     year ending     year ending
                                   09/30/00*       03/31/00        03/31/99        03/31/98        03/31/97        03/31/96
                                  ---------       ---------       ---------        ---------      ---------        --------
Net asset value,
 beginning of period              $   28.80        $   19.81      $   24.92        $   18.54      $   17.89      $  13.89
Income from investment operations
 Net investment income (loss)         (0.04)           (0.06)         (0.01)           (0.01)          0.05          0.05
 Net realized and unrealized
  gain (loss) on investments           1.00             9.05          (4.24)            8.71           2.43          5.17
                                  ---------        ---------      ---------        ---------      ---------      --------
      Total from investment
       operations                      0.96             8.99          (4.25)            8.70           2.48          5.22
                                  ---------        ---------      ---------        ---------      ---------      --------
Distributions
 From net investment income              --               --          (0.01)           (0.01)         (0.06)        (0.06)
 From net realized gain                  --               --          (0.85)(1)        (2.31)         (1.77)        (1.16)
                                  ---------        ---------      ---------        ---------      ---------      --------
      Total distributions                --               --          (0.86)           (2.32)         (1.83)        (1.22)
                                  ---------        ---------      ---------        ---------      ---------      --------
Net asset value, end of period    $   29.76        $   28.80      $   19.81        $   24.92      $   18.54      $  17.89
                                  =========        =========      =========        =========      =========      ========
Total return                           3.33%+          45.38%        (17.18%)          48.68%         14.57%        38.38%
                                  =========        =========      =========        =========      =========      ========
Net assets, end of period
  (in 000's)                      $ 470,513        $ 468,238      $ 430,028        $ 515,682      $ 136,341      $ 79,495
                                  =========        =========      =========        =========      =========      ========
Ratio of expenses to average
 net assets
 Before fees waived and
  expenses absorbed                    1.25%++          1.25%          1.25%            1.26%          1.33%         1.46%
 After fees waived and
  expenses absorbed                     n/a              n/a            n/a              n/a           1.40%         1.48%
                                  =========        =========      =========        =========      =========      ========
Ratio of net investment
 income (loss) to average
 net assets, after fees waived
 and expenses absorbed                (0.29%)++        (0.24%)        (0.04%)          (0.06%)         0.27%         0.66%
                                  =========        =========      =========        =========      =========      ========
Portfolio turnover rate               64.96%+         199.04%        143.70%          107.17%        130.54%       151.37%
                                  =========        =========      =========        =========      =========      ========

*    Unaudited.
+    Not Annualized.
++   Annualized.
(1) Of this amount, the fund designates $0.17 As a capital gain dividend per IRC Section 852(b)(3).

See Accompanying Notes to Financial Statements.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      CORE EQUITY PORTFOLIO
                                 ----------------------------------------------------------------------------------------------
                                 For the six     For the fiscal   For the fiscal  For the fiscal  For the fiscal  For the fiscal
                                months ending     year ending       year ending     year ending     year ending     year ending
                                  09/30/00*        03/31/00          03/31/99        03/31/98        03/31/97        03/31/96
                                 -----------      -----------       -----------     -----------     -----------     -----------
Net asset value,
beginning of period               $   31.56      $     25.34        $   24.67       $   18.97       $   17.53       $   13.84
Income from
investment operations
  Net investment income (loss)        (0.04)           (0.03)            0.05            0.07            0.13            0.11
  Net realized and unrealized
  gain (loss) on investments          (0.79)            7.93             1.95            8.86            2.86            5.13
                                  ---------      -----------        ---------       ---------       ---------       ---------
    Total from investment
    operations                        (0.83)            7.90             2.00            8.93            2.99            5.24
                                  ---------      -----------        ---------       ---------       ---------       ---------
Distributions
  From net investment income             --               --            (0.07)          (0.07)          (0.13)          (0.11)
  From net realized gain                 --            (1.68)         (1.26)1           (3.16)          (1.42)          (1.44)
                                  ---------      -----------        ---------       ---------       ---------       ---------
    Total distributions                  --            (1.68)           (1.33)          (3.23)          (1.55)          (1.55)
                                  ---------      -----------        ---------       ---------       ---------       ---------
Net asset value, end of period    $   30.73      $     31.56        $   25.34       $   24.67       $   18.97       $   17.53
                                  =========      ===========        =========       =========       =========       =========
Total return                          (2.63%)+         32.06%            8.64%          49.64%          17.88%          38.64%
                                  =========      ===========        =========       =========       =========       =========
Net assets, end of period
(in 000's)                        $ 934,471      $ 1,006,048        $ 910,587       $ 698,665       $ 260,629       $ 107,665
                                  =========      ===========        =========       =========       =========       =========
Ratio of expenses to average
 net assets
 Before fees waived and
 expenses absorbed                     1.11%++          1.11%            1.13%           1.14%           1.18%           1.30%
 After fees waived and
 expenses absorbed                      n/a              n/a              n/a             n/a            1.22%           1.29%
                                  =========      ===========        =========       =========       =========       =========
Ratio of net investment
income (loss) to average
net assets, after fees waived
and expenses absorbed                 (0.23%)++        (0.12%)           0.23%           0.37%           0.74%           1.07%
                                  =========      ===========        =========       =========       =========       =========
Portfolio turnover rate               30.93%+          82.98%          132.91%         119.88%         146.12%         138.02%
                                  =========      ===========        =========       =========       =========       =========

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                         GROWTH EQUITY PORTFOLIO
                                                         -----------------------
                                                              From 06/15/00**
                                                                 through
                                                                 09/30/00*
                                                                ---------
Net asset value,
beginning of period                                             $   25.00
Income from
investment operations
  Net investment income (loss)                                         --
  Net realized and unrealized
  gain (loss) on investments                                         1.51
                                                                ---------
    Total from investment operations                                 1.51
                                                                ---------
Distributions
  From net investment income                                           --
  From net realized gain                                               --
                                                                ---------
    Total distributions                                                --
                                                                ---------
Net asset value, end of period                                  $   26.51
                                                                =========
Total return                                                      6.04% +
                                                                =========
Net assets, end of period (in 000's)                            $   1,060
                                                                =========
Ratio of expenses to
average net assets
  Before fees waived and
  expenses absorbed                                                  6.47%++
  After fees waived and
  expenses absorbed                                                  1.19%++
                                                                =========
Ratio of net investment
income (loss) to average
net assets, after fees waived
and expenses absorbed                                               (0.58%)++
                                                                =========
Portfolio turnover rate                                             22.31% +
                                                                =========

*    Unaudited.
**   Commencement of operations.
+    Not annualized.
++   Annualized.
(1) Of this amount, the fund designates $0.68 as a capital gain dividend per IRC Section 852(b)(3).

See Accompanying Notes to Financial Statements.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                        BALANCED PORTFOLIO
                                 -----------------------------------------------------------------------------------------------
                                 For the six     For the fiscal   For the fiscal   For the fiscal  For the fiscal  For the fiscal
                                months ending      year ending      year ending      year ending     year ending     year ending
                                  09/30/00*         03/31/00         03/31/99         03/31/98        03/31/97        03/31/96
                                 -----------       -----------      -----------      -----------     -----------     -----------
Net asset value,
beginning of period              $     18.80       $     16.70      $     16.78      $     14.76     $     14.53     $     12.96
Income from
investment operations
  Net investment income (loss)          0.15              0.28             0.28             0.35            0.37            0.38
  Net realized and unrealized
  gain (loss) on investments           (0.16)             2.90             0.85             4.46            1.28            2.82
                                 -----------       -----------      -----------      -----------     -----------     -----------
    Total from investment
    operations                         (0.01)             3.18             1.13             4.81            1.65            3.20
                                 -----------       -----------      -----------      -----------     -----------     -----------
Distributions
  From net investment income           (0.15)            (0.28)           (0.28)           (0.35)          (0.37)          (0.37)
  From net realized gain                  --             (0.80)           (0.93)(1)        (2.44)          (1.05)          (1.26)
                                 -----------       -----------      -----------      -----------     -----------     -----------
    Total distributions                (0.15)            (1.08)           (1.21)           (2.79)          (1.42)          (1.63)
                                 -----------       -----------      -----------      -----------     -----------     -----------
Net asset value, end of period   $     18.64       $     18.80      $     16.70      $     16.78     $     14.76     $     14.53
                                 ===========       ===========      ===========      ===========     ===========     ===========
Total return                           (0.03%)+          19.59%            7.22%           34.57%          11.83%          25.58%
                                 ===========       ===========      ===========      ===========     ===========     ===========
Net assets, end of period
(in 000's)                       $   134,585       $   128,612      $    96,844      $    72,724     $    40,630     $    32,080
                                 ===========       ===========      ===========      ===========     ===========     ===========
Ratio of expenses to
average net assets
  Before fees waived and
  expenses absorbed                     1.16%++           1.21%            1.22%            1.28%           1.31%           1.50%
  After fees waived and
  expenses absorbed                     1.19%++(3)        1.19%            1.19%            1.19%           1.19%           1.19%
                                 ===========       ===========      ===========      ===========     ===========     ===========
Ratio of net investment
income (loss) to average
net assets, after fees waived
and expenses absorbed                   1.65%++           1.63%            1.78%            2.09%           2.50%           2.76%
                                 ===========       ===========      ===========      ===========     ===========     ===========
Portfolio turnover rate                 22.6%+           67.55%          108.28%          102.98%         133.68%         114.85%
                                 ===========       ===========      ===========      ===========     ===========     ===========

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                INTERMEDIATE FIXED INCOME PORTFOLIO
                                 -------------------------------------------------------------------------------------------------
                                  For the six     For the fiscal   For the fiscal   For the fiscal  For the fiscal  For the fiscal
                                 months ending      year ending      year ending      year ending     year ending     year ending
                                   09/30/00*         03/31/00         03/31/99         03/31/98        03/31/97        03/31/96
                                  ----------        ----------      ----------        ----------      ----------      ----------
Net asset value,
beginning of period               $    11.83        $    12.24      $    12.45        $    12.08      $    12.33      $    12.00
Income from
investment operations
  Net investment income (loss)          0.63              0.63            0.68              0.71            0.65            0.70
  Net realized and unrealized
    gain (loss) on investments          0.19             (0.41)           0.11              0.37           (0.25)           0.34
                                  ----------        ----------      ----------        ----------      ----------      ----------
    Total from investment
      operations                        0.82              0.22            0.79              1.08            0.40            1.04
                                  ----------        ----------      ----------        ----------      ----------      ----------
Distributions
  From net investment income           (0.63)            (0.63)          (0.68)            (0.71)          (0.64)          (0.70)
  From net realized gain                  --                --           (0.32)(2)            --           (0.01)          (0.01)
                                  ----------        ----------      ----------        ----------      ----------      ----------
    Total distributions                (0.63)            (0.63)          (1.00)            (0.71)          (0.65)          (0.71)
                                  ----------        ----------      ----------        ----------      ----------      ----------
Net asset value, end of period    $    12.02        $    11.83      $    12.24        $    12.45      $    12.08      $    12.33
                                  ==========        ==========      ==========        ==========      ==========      ==========
Total return                            4.53%+            1.90%           6.49%             9.11%           3.35%           8.85%
                                  ==========        ==========      ==========        ==========      ==========      ==========
Net assets, end of period
(in 000's)                        $   20,727        $   23,836      $   20,405        $   19,961      $   19,303      $    9,740
                                  ==========        ==========      ==========        ==========      ==========      ==========
Ratio of expenses to
average net assets
  Before fees waived and
    expenses absorbed                   1.01%++           0.94%           1.04%             1.19%           1.53%           2.17%
  After fees waived and
    expenses absorbed                   0.55%++           0.55%           0.55%             0.55%           0.95%           0.95%
                                  ==========        ==========      ==========        ==========      ==========      ==========
Ratio of net investment
income (loss) to average
net assets, after fees waived
and expenses absorbed                   5.56%++           5.31%           5.39%             5.73%           5.42%           5.69%
                                  ==========        ==========      ==========        ==========      ==========      ==========
Portfolio turnover rate                 1.67%+            8.18%          54.59%            15.99%           8.37%          15.49%
                                  ==========        ==========      ==========        ==========      ==========      ==========

*    Unaudited.
+    Not annualized.
++   Annualized.
(1) Of this amount, the fund designates $0.45 As a capital gain dividend per IRC Section 852(b)(3).
(2) Of this amount, the fund designates $0.24 As a capital gain dividend per IRC Section 852(b)(3).
(3)  Includes the recapture of fees previously reduced by the Advisor.

See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
SEPTEMBER 30, 2000 (UNAUDITED)

NOTE 1. ORGANIZATION

     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     A) SECURITY VALUATION: The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securites) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the period ending September 30, 2000.

     B) SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

     C) FEDERAL INCOME TAXES: The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made between the paid-in capital, undistributed net investment income and undistributed net realized gain (loss) on investment accounts.

     As of March 31, 2000, the Intermediate Fixed Income Portfolio has a capital loss carryforward of $566 expiring on March 31, 2008.

     D) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     A) INVESTMENT MANAGEMENT AGREEMENT: The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Advisor. Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

      Small/Mid Cap Equity Portfolio              0.85%
      Core Equity Portfolio                       0.75%
      Growth Equity Portfolio                     0.75%
      Balanced Portfolio                          0.70%
      Intermediate Fixed Income Portfolio         0.50%

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

     Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio               1.48%
Core Equity Portfolio                        1.29%
Growth Equity Portfolio                      1.19%
Balanced Portfolio                           1.19%
Intermediate Fixed Income Portfolio          0.55%

     These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges.

     This contract has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

     B) DISTRIBUTION PLAN: The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

     C) ADMINISTRATIVE SERVICES AGREEMENT: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

     0.10% of first $100 million of average daily net assets
     0.05% of next $100 million of average daily net assets
     0.03% of average net assets over $200 million.

     Effective April 1, 1998, the Intermediate Fixed Income Portfolio is not subject to the $40,000 annual minimum. The Growth Equity Portfolio pays an annual fee of $12,000, payable monthly, during its first year of operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the period ending September 30, 2000 were as follows:

FUND                                              PURCHASES             SALES
----                                              ---------             -----
Small/Mid Cap Equity                            $294,041,991        $301,577,892
Core Equity                                      288,229,201         325,314,269
Growth Equity                                      1,227,985             235,876
Balanced                                          39,817,244          26,992,416
Intermediate Fixed Income                          1,001,830             331,297

     The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $3,515,859 and $0, and sold $1,000,000 and $151,555, respectively, of U.S.
Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.

     The aggregate unrealized appreciation and depreciation of portfolio securities at September 30, 2000, based on costs for federal income tax purposes, were the same as their costs for financial reporting purposes, and were as follows:

                                       GROSS         GROSS            NET
                                    UNREALIZED     UNREALIZED      UNREALIZED
FUND                               APPRECIATION   DEPRECIATION    APPR./(DEPR.)
----                               ------------   ------------    -------------
Small/Mid Cap Equity               $102,773,453    $28,624,289    $  74,149,164
Core Equity                         286,509,158     27,539,780      258,969,378
Growth Equity                           129,395         89,506           39,889
Balanced                             24,476,396      4,267,749       20,208,647
Intermediate Fixed Income                80,656        364,107         (283,451)

NOTE 5. RELATED PARTY TRANSACTIONS

     Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $6,000 per year plus $1,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds.

     On December 10, 1998 the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value which would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

                               INDEX DESCRIPTIONS

THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 INDUSTRIAL, UTILITY, TRANSPORTATION AND FINANCIAL COMPANIES OF THE U.S. MARKETS. THE INDEX REPRESENTS ABOUT 75% OF NEW YORK STOCK EXCHANGE ("NYSE") MARKET CAPITALIZATION AND 30% OF NYSE ISSUES. IT IS A CAPITALIZATION-WEIGHTED INDEX CALCULATED ON A TOTAL RETURN BASIS WITH DIVIDENDS REINVESTED.

THE RUSSELL 1000(R) INDEX, THE RUSSELL MIDCAP(TM) INDEX, THE RUSSELL 2500(TM) INDEX AND THE RUSSELL 2000(R) INDEX ARE UNMANAGED INDICES COMPOSED OF THE EQUITIES OF COMPANIES RANGING IN VALUE FROM APPROXIMATELY $1.1 TO $517.8 BILLION, $1.1 TO $25.9 BILLION, $80.0 MILLION TO $6.7 BILLION, AND $80.0 MILLION TO $3.9 BILLION, RESPECTIVELY, AS OF JUNE 30, 2000.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX ("LEHMAN INTERMEDIATE BOND INDEX") IS AN UNMANAGED INDEX COMPOSED OF ALL BONDS COVERED BY THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX WITH MATURITIES BETWEEN ONE AND
9.99 YEARS.

THE CONSUMER PRICE INDEX ("CPI") IS A MEASURE OF CHANGE IN CONSUMER PRICES AS DETERMINED BY A MONTHLY SURVEY OF THE U.S. BUREAU OF LABOR STATISTICS.

THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX ("91-DAY U.S. TREASURY BILL INDEX") IS AN UNMANAGED INDEX OF EQUAL DOLLAR AMOUNTS OF THREE-MONTH TREASURY BILLS PURCHASED AT THE BEGINNING OF EACH OF THREE CONSECUTIVE MONTHS.

THE "BALANCED INDEX" CONSISTS OF 50% STANDARD & POOR'S 500 STOCK INDEX, 40% LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX, 10% 91-DAY U.S. TREASURY BILL INDEX.

                      DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISOR
Rainier Investment Management, Inc.(R)
601 Union Street, Suite 2801
Seattle, WA 98101

DISTRIBUTOR
First Fund Distributors, Inc.
4455 E. Camelback Road, Suite 261-E
Phoenix, AZ 85018

ADMINISTRATOR
Investment Company Administration, LLC
2020 E. Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
Firstar Mutual Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT AUDITORS
KPMG LLP
3100 Two Union Square
601 Union Street
Seattle, WA 98101

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
345 California Street
San Francisco, CA 94104

                                     Notes

                                    RAINIER
                              INVESTMENT MANAGEMENT
                                  MUTUAL FUNDS

                          601 Union Street, Suite 2801
                            Seattle, Washington 98101
                                 (800) 248-6314
                              www.rainierfunds.com